Inventories	12 Months Ended
Dec. 31, 2024
Inventories [Abstract]
Inventories	Inventories

		$ million
	2024	2023
Crude oil	3,007	3,227
Natural gas	548	410
Emissions allowances	549	464
Refined petroleum and petrochemical products	6,627	7,413
	10,731	11,514
Trading inventories	8,977	9,850
Supplies	1,946	1,455
Biological assets	178	—
Solar projects	1,400	—
	23,232	22,819
Cost of inventories expensed in the income statement	113,941	119,307
The inventory valuation at 31 December 2024 is stated net of a provision of $388 million (2023 $497 million) to write down inventories to their net realizable value, of which $199 million (2023 $310 million) relates to hydrocarbon inventories. The net credit to the income statement in the year in respect of inventory net realizable value provisions was $77 million (2023 $87 million charge), of which $104 million credit (2023 $112 million charge) related to hydrocarbon inventories.
Trading inventories are valued using quoted benchmark prices adjusted as appropriate for location and quality differentials. They are predominantly categorized within level 2 of the fair value hierarchy.